Note 12 - Segmented Information (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	March 31, 2026	March 31, 2025

Exploration and evaluation assets:
Canada	$30,653,428	$21,324,785